Note 3 - Summary of Significant Accounting Policies - Outstanding Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Preferred Series A-1 (in shares)	947,841	3,489,335
Series A-1 Preferred Stock [Member]
Preferred Series A-1 (in shares)	0	1,960,600
Series A-2 Preferred Stock [Member]
Preferred Series A-1 (in shares)	0	335,711
Series B Preferred Stock [Member]
Preferred Series A-1 (in shares)	0	1,034,890
Warrant [Member]
Preferred Series A-1 (in shares)	598,457	43,618
Share-Based Payment Arrangement, Option [Member]
Preferred Series A-1 (in shares)	349,384	114,516